OTHER LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 6 – OTHER LIABILITIES

In 2016, the Company recorded a liability in connection with the sale of two Electroencephalograms ("EEG") machines as it provided a guarantee to the customer's financing company (See Note 2). In June 2017, the customer defaulted on its payments and an additional $19,107 was booked as a liability and recognized as a loss on the sale of the assets for interest and some taxes related to the transaction. As of March 31, 2020 and December 31, 2019, total liability to the financing company reflected in Other Liabilities is $4,595 and $6,377, respectively.

Future minimum commitments related to the EEG liability consisted of the following at March 31, 2020:

Years ended December 31,	Amount (USD)
Remainder 2020	4,595
Total	$4,595

NOTE 7 – OTHER LIABILITIES

In 2016, the Company recorded a liability in connection with the sale of two EEG machines as it provided a guarantee to the customer's financing company (See Note 2). In June 2017, the customer defaulted on its payments and an additional $19,107 was booked as a liability and recognized as a loss on the sale of the assets for interest and some taxes related to the transaction. As of December 31, 2019 and December 31, 2018, total liability to the financing company reflected in Other Liabilities is $6,377 and $12,549, respectively.

Future minimum commitments related to the EEG liability consisted of the following at December 31, 2019:

Years ended December 31,	Amount (USD)
2020	6,377
Total	$6,377